Summary of Major Categories of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified								12 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Dec. 31, 2011 Building and Building Improvements	Dec. 31, 2010 Building and Building Improvements	Dec. 31, 2011 Building and Building Improvements Minimum	Dec. 31, 2011 Building and Building Improvements Maximum	Dec. 31, 2011 Advertising structures	Dec. 31, 2010 Advertising structures	Dec. 31, 2011 Advertising structures Minimum	Dec. 31, 2011 Advertising structures Maximum	Dec. 31, 2011 Automotive and other equipment	Dec. 31, 2010 Automotive and other equipment	Dec. 31, 2011 Automotive and other equipment Minimum	Dec. 31, 2011 Automotive and other equipment Maximum
Summary of major categories of property, plant and equipment
Estimated Life								10 years	39 years			5 years	15 years			3 years	7 years
Property, plant and equipment	$ 2,911,267	$ 2,860,592	$ 2,796,935	$ 307,968	$ 298,879	$ 108,820	$ 105,459			$ 2,309,775	$ 2,264,953			$ 134,029	$ 127,644